Pension and Other Postretirement Benefits, Fair Value of Pension Plan Assets (Details) - Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity securities [Abstract]
Fair value of company's plan assets	$ 3,047	$ 2,721	$ 2,552
U.S. [Member]
Equity securities [Abstract]
Liabilities for unsettled trades, net	(30)	(23)
Fair value of company's plan assets	$ 2,704	$ 2,421
Percentage of mutual fund in total investment in fixed income - investment grade securities	62.00%	62.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	38.00%	38.00%
U.S. [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	$ 1,909	$ 1,864
U.S. [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	622	409
U.S. [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | U.S. Equity [Member]
Equity securities [Abstract]
Fair value of company's plan assets	1,297	1,331
U.S. [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	1,297	1,331
U.S. [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | International Equity [Member]
Equity securities [Abstract]
Fair value of company's plan assets	87	85
U.S. [Member] | International Equity [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	87	85
U.S. [Member] | International Equity [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | International Equity [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Fixed Income - Investment Grade [Member]
Equity securities [Abstract]
Fair value of company's plan assets	534	414
U.S. [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	329	255
U.S. [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	205	159
U.S. [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Fixed Income - High Yield [Member]
Equity securities [Abstract]
Fair value of company's plan assets	219	136
U.S. [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	219	136
U.S. [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Real Estate Investment Trusts [Member]
Equity securities [Abstract]
Fair value of company's plan assets	196	193
U.S. [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	196	193
U.S. [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Other [Member]
Equity securities [Abstract]
Fair value of company's plan assets	198	114
U.S. [Member] | Other [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Other [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	198	114
U.S. [Member] | Other [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. [Member] | Total Assets at Fair Value [Member]
Equity securities [Abstract]
Fair value of company's plan assets	2,531	2,273
U.S. [Member] | Other Investments Measured at Net Asset Value [Member]
Equity securities [Abstract]
Fair value of company's plan assets	203	171
Canada [Member]
Equity securities [Abstract]
Liabilities for unsettled trades, net	0	0
Fair value of company's plan assets	$ 343	$ 300
Percentage of mutual fund investment in equity trust funds	31.00%	55.00%
Percentage of pooled bond fund investment in equity trust funds	69.00%	45.00%
Canada [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	$ 184	$ 188
Canada [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	37	27
Canada [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | U.S. Equity [Member]
Equity securities [Abstract]
Fair value of company's plan assets	71	79
Canada [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	71	79
Canada [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | International Equity [Member]
Equity securities [Abstract]
Fair value of company's plan assets	105	104
Canada [Member] | International Equity [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	105	104
Canada [Member] | International Equity [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | International Equity [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - Investment Grade [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - High Yield [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Real Estate Investment Trusts [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Other [Member]
Equity securities [Abstract]
Fair value of company's plan assets	45	32
Canada [Member] | Other [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	8	5
Canada [Member] | Other [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	37	27
Canada [Member] | Other [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Canada [Member] | Total Assets at Fair Value [Member]
Equity securities [Abstract]
Fair value of company's plan assets	221	215
Canada [Member] | Other Investments Measured at Net Asset Value [Member]
Equity securities [Abstract]
Fair value of company's plan assets	$ 122	$ 85